SCHEDULE OF RELATED AMORTIZATION EXPENSES (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Accounting Policies [Abstract]
Capitalized Contract Cost, Net
Amount capitalized	935
Capitalized Contract Cost, Amortization	(299)
Capitalized Contract Cost, Net	$ 636